Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 group_presidents segments	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Number of group presidents									5
Number of operating segments									7
Useful life to amortize goodwill for segment assets									20 years
Reportable Segments
Sales and revenues	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 55,184	$ 55,656	$ 65,875
Depreciation and amortization									3,163	3,087	2,813
Consolidated profit before taxes									5,083	5,128	8,236
Segment assets	84,681				84,896				84,681	84,896	88,970
Capital expenditures									3,379	4,446	5,076
All Other operating segments
Segment Reporting Information
Number of group presidents									1
Number of smaller operating segments led by Group President									3
Reportable Segments
Sales and revenues									2,251	2,263	2,827
Depreciation and amortization									279	305	313
Consolidated profit before taxes									850	736	994
Segment assets	2,810				2,973				2,810	2,973	3,179
Capital expenditures									331	452	459
Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									56,406	56,406	66,981
Reportable segments
Segment Reporting Information
Number of operating segments led by Group Presidents									3
Number of operating segments led by Group president responsible for corporate services									1
Reportable Segments
Number of reportable segments									4
Sales and revenues									53,323	53,716	63,378
Depreciation and amortization									2,744	2,622	2,420
Consolidated profit before taxes									7,647	7,351	10,316
Segment assets	61,574				63,468				61,574	63,468	67,976
Capital expenditures									2,888	3,533	4,682
Intersegment Eliminations
Reportable Segments
Sales and revenues									3,083	2,690	3,603
Machinery, Energy & Transportation | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									53,093	53,182	63,891
Machinery, Energy & Transportation | Reportable segments
Reportable Segments
Sales and revenues									50,010	50,492	60,288
Depreciation and amortization									1,859	1,833	1,712
Consolidated profit before taxes									6,746	6,361	9,553
Segment assets	24,563				26,488				24,563	26,488	31,413
Capital expenditures									1,254	1,727	3,022
Machinery, Energy & Transportation | Intersegment Eliminations
Reportable Segments
Sales and revenues									3,083	2,690	3,603
Construction Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									19,612	18,862	19,921
Construction Industries | Reportable segments
Reportable Segments
Sales and revenues									19,362	18,532	19,451
Depreciation and amortization									522	493	459
Consolidated profit before taxes									2,207	1,374	1,846
Segment assets	6,596				7,607				6,596	7,607	9,624
Capital expenditures									369	551	984
Construction Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									250	330	470
Resource Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									9,506	12,270	20,441
Resource Industries | Reportable segments
Reportable Segments
Sales and revenues									8,921	11,805	19,715
Depreciation and amortization									691	698	649
Consolidated profit before taxes									501	1,586	4,285
Segment assets	9,568				10,389				9,568	10,389	12,466
Capital expenditures									277	499	1,078
Resource Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									585	465	726
Energy & Transportation | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									23,975	22,050	23,529
Energy & Transportation | Reportable segments
Reportable Segments
Sales and revenues									21,727	20,155	21,122
Depreciation and amortization									646	642	604
Consolidated profit before taxes									4,038	3,401	3,422
Segment assets	8,399				8,492				8,399	8,492	9,323
Capital expenditures									608	677	960
Energy & Transportation | Intersegment Eliminations
Reportable Segments
Sales and revenues									2,248	1,895	2,407
Financial Products Segment | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									3,313	3,224	3,090
Financial Products Segment | Reportable segments
Reportable Segments
Sales and revenues									3,313	3,224	3,090
Depreciation and amortization									885	789	708
Consolidated profit before taxes									901	990	763
Segment assets	37,011				36,980				37,011	36,980	36,563
Capital expenditures									1,634	1,806	1,660
Financial Products Segment | Intersegment Eliminations
Reportable Segments
Sales and revenues									$ 0	$ 0	$ 0